Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	Common Stock	Hybrid Bonds	Capital Surplus	Capital Adjustments	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Non Controlling Interest
Beginning Balance at Dec. 31, 2021	₩ 49,538,422	₩ 47,291,150	₩ 2,969,641	₩ 3,334,531	₩ 12,095,043	₩ (664,429)	₩ (984,936)	₩ 30,541,300	₩ 2,247,272
Adjustment on initial application of IFRS 17 (Note 52)	677,528	677,528	0	0	0	0	79,713	597,815	0
Balance (restated) at January 1, 2022	50,215,950	47,968,678	2,969,641	3,334,531	12,095,043	(664,429)	(905,223)	31,139,115	2,247,272
Total comprehensive income for the year:
Profit for the year	4,755,514	4,665,643	0	0	0	0	0	4,665,643	89,871
Other comprehensive income (loss), net of income tax:
Loss on valuation and disposal of securities at fair value through other comprehensive income	(5,921,670)	(5,918,084)	0	0	0	0	(5,918,084)	0	(3,586)
Equity in other comprehensive income(loss) of associates	(15,763)	(15,763)	0	0	0	0	(15,763)	0	0
Foreign currency translation adjustments for foreign operations	14,732	12,936	0	0	0	0	12,936	0	1,796
Net change in unrealized fair value of cash flow hedges	(70,264)	(70,264)	0	0	0	0	(70,264)	0	0
Net finance income on insurance contract assets (liabilities)	4,705,903	4,705,903	0	0	0	0	4,705,903	0	0
Net finance income on reinsurance contract assets (liabilities)	34,045	34,045	0	0	0	0	34,045	0	0
Remeasurements of the net defined benefit liabilities (assets)	251,991	251,131	0	0	0	0	251,131	0	860
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(4,749)	(4,749)	0	0	0	0	(4,749)	0	0
Total other comprehensive income (loss)	(1,005,775)	(1,004,845)	0	0	0	0	(1,004,845)	0	(930)
Total comprehensive income (loss)	3,749,739	3,660,798	0	0	0	0	(1,004,845)	4,665,643	88,941
Other changes in equity:
Dividends	(747,705)	(747,705)	0	0	0	0	0	(747,705)	0
Interim dividends	(637,598)	(637,598)	0	0	0	0	0	(637,598)	0
Dividends to hybrid bonds	(156,277)	(156,277)	0	0	0	0	0	(156,277)	0
Issuance of hybrid bonds (Note 32)	997,120	997,120	0	997,120	0	0	0	0	0
Repayment of hybrid bonds (Note 32)	(135,000)	(135,000)	0	(134,683)	0	(317)	0	0	0
Acquisition of treasury stock (Note 32)	(300,000)	(300,000)	0	0	0	(300,000)	0	0	0
Retirement of treasury stock (Note 32)	(61)	(61)	0	0	0	300,000	0	(300,061)	0
Change in other capital adjustments	(3,904)	(3,904)	0	0	0	(3,904)	0	0	0
Change in other non-controlling interests	441,294	85,791	0	0	0	85,791	0	0	355,503
Other changes in equity	(542,131)	(897,634)	0	862,437	0	81,570	0	(1,841,641)	355,503
Reclassification of OCI to retained earnings	0	0	0	0	0	0	(682)	682	0
Ending Balance at Dec. 31, 2022	53,423,558	50,731,842	2,969,641	4,196,968	12,095,043	(582,859)	(1,910,750)	33,963,799	2,691,716
Total comprehensive income for the year:
Profit for the year	4,478,000	4,368,035	0	0	0	0	0	4,368,035	109,965
Other comprehensive income (loss), net of income tax:
Loss on valuation and disposal of securities at fair value through other comprehensive income	3,167,662	3,163,334	0	0	0	0	3,163,334	0	4,328
Equity in other comprehensive income(loss) of associates	7,156	7,156	0	0	0	0	7,156	0	0
Foreign currency translation adjustments for foreign operations	(6,245)	(6,234)	0	0	0	0	(6,234)	0	(11)
Net change in unrealized fair value of cash flow hedges	61,280	61,280	0	0	0	0	61,280	0	0
Net finance income on insurance contract assets (liabilities)	(2,172,458)	(2,172,458)	0	0	0	0	(2,172,458)	0	0
Net finance income on reinsurance contract assets (liabilities)	(20,772)	(20,772)	0	0	0	0	(20,772)	0	0
Remeasurements of the net defined benefit liabilities (assets)	(200,857)	(200,335)	0	0	0	0	(200,335)	0	(522)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	8,623	8,623	0	0	0	0	8,623	0	0
Total other comprehensive income (loss)	844,389	840,594	0	0	0	0	840,594	0	3,795
Total comprehensive income (loss)	5,322,389	5,208,629	0	0	0	0	840,594	4,368,035	113,760
Other changes in equity:
Dividends	(455,215)	(455,215)	0	0	0	0	0	(455,215)	0
Interim dividends	(817,122)	(817,122)	0	0	0	0	0	(817,122)	0
Dividends to hybrid bonds	(189,672)	(189,672)	0	0	0	0	0	(189,672)	0
Issuance of hybrid bonds (Note 32)	897,646	897,646	0	897,646	0	0	0	0	0
Repayment of hybrid bonds (Note 32)	(1,195,550)	(1,195,550)	0	(1,092,883)	0	(102,667)	0	0	0
Transfer to retained earnings of redemption loss of hybrid bonds	0	0	0	0	0	317	0	(317)	0
Acquisition of treasury stock (Note 32)	(485,947)	(485,947)	0	0	0	(485,947)	0	0	0
Retirement of treasury stock (Note 32)	(81)	(81)	0	0	0	485,947	0	(486,028)	0
Preferred stock converted to common stock	(75)	(75)	0	0	(75)	0	0	0	0
Change in other capital adjustments	26,240	26,240	0	0	0	26,703	0	(463)	0
Change in other non-controlling interests	(204,306)	(158)	0	0	0	(158)	0	0	(204,148)
Other changes in equity	(2,424,082)	(2,219,934)	0	(195,237)	(75)	(75,805)	0	(1,948,817)	(204,148)
Reclassification of OCI to retained earnings	0	0	0	0	0	0	(4,297)	4,297	0
Ending Balance at Dec. 31, 2023	56,321,865	53,720,537	2,969,641	4,001,731	12,094,968	(658,664)	(1,074,453)	36,387,314	2,601,328
Total comprehensive income for the year:
Profit for the year	4,558,170	4,450,177	0	0	0	0	0	4,450,177	107,993
Other comprehensive income (loss), net of income tax:
Loss on valuation and disposal of securities at fair value through other comprehensive income	1,197,210	1,196,353	0	0	0	0	1,196,353	0	857
Equity in other comprehensive income(loss) of associates	6,671	6,671	0	0	0	0	6,671	0	0
Foreign currency translation adjustments for foreign operations	416,182	415,006	0	0	0	0	415,006	0	1,176
Net change in unrealized fair value of cash flow hedges	38,514	38,514	0	0	0	0	38,514	0	0
Net finance income on insurance contract assets (liabilities)	(2,334,235)	(2,334,235)	0	0	0	0	(2,334,235)	0	0
Net finance income on reinsurance contract assets (liabilities)	(1,523)	(1,523)	0	0	0	0	(1,523)	0	0
Remeasurements of the net defined benefit liabilities (assets)	(62,143)	(61,759)	0	0	0	0	(61,759)	0	(384)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(6,341)	(6,341)	0	0	0	0	(6,341)	0	0
Total other comprehensive income (loss)	(745,665)	(747,314)	0	0	0	0	(747,314)	0	1,649
Total comprehensive income (loss)	3,812,505	3,702,863	0	0	0	0	(747,314)	4,450,177	109,642
Other changes in equity:
Dividends	(268,697)	(268,697)	0	0	0	0	0	(268,697)	0
Interim dividends	(820,287)	(820,287)	0	0	0	0	0	(820,287)	0
Dividends to hybrid bonds	(176,945)	(176,945)	0	0	0	0	0	(176,945)	0
Issuance of hybrid bonds (Note 32)	797,866	797,866	0	797,866	0	0	0	0	0
Repayment of hybrid bonds (Note 32)	(200,000)	(200,000)	0	(199,476)	0	(524)	0	0	0
Transfer to retained earnings of redemption loss of hybrid bonds	0	0	0	0	0	102,667	0	(102,667)	0
Acquisition of treasury stock (Note 32)	(700,000)	(700,000)	0	0	0	(700,000)	0	0	0
Disposal of treasury stock (Note 32)	297	297	0	0	0	297	0	0	0
Retirement of treasury stock (Note 32)	(102)	(102)	0	0	0	450,000	0	(450,102)	0
Change in other capital adjustments	(1,776)	(1,776)	0	0	0	(890)	0	(886)	0
Change in other non-controlling interests	56,307	0	0	0	0	0	0	0	56,307
Other changes in equity	(1,313,337)	(1,369,644)	0	598,390	0	(148,450)	0	(1,819,584)	56,307
Reclassification of OCI to retained earnings	0	0	0	0	0	0	(2,673)	2,673	0
Ending Balance at Dec. 31, 2024	₩ 58,821,033	₩ 56,053,756	₩ 2,969,641	₩ 4,600,121	₩ 12,094,968	₩ (807,114)	₩ (1,824,440)	₩ 39,020,580	₩ 2,767,277